UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Asset Management Corp.

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-06499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  (212) 603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Gashler                New York, New York                 2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              36

Form 13F Information Table Value Total:  $      634,020
                                         --------------
                                         (In Thousands)


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CENTRAL VT PUB SVC CORP      COM               155771108    6,697   190,800 SH       SOLE                  190,800      0    0
CHEMTURA CORP                COM NEW           163893209    6,751   595,330 SH       SOLE                  595,330      0    0
CONSTELLATION ENERGY GROUP I COM               210371100   24,595   620,000 SH       SOLE                  620,000      0    0
DEMANDTEC INC                COM NEW           24802R506   16,463 1,250,000 SH       SOLE                1,250,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM               256743105   29,590   421,150 SH       SOLE                  421,150      0    0
EL PASO CORP                 COM               28336L109   52,990 1,994,371 SH       SOLE                1,994,371      0    0
EQT CORP                     COM               26884L109   12,602   230,000 SH       SOLE                  230,000      0    0
FAMILY DLR STORES INC        COM               307000109   30,647   531,510 SH       SOLE                  531,510      0    0
GENERAL MTRS CO              COM               37045V100    3,885   191,655 SH       SOLE                  191,655      0    0
GENERAL MTRS CO A Wts        *W EXP 07/10/201  37045V118    1,689    83,324 SH       SOLE                   83,324      0    0
GENERAL MTRS CO B Wts        *W EXP 07/10/201  37045V126    1,689    83,324 SH       SOLE                   83,324      0    0
GOODRICH CORP                COM               382388106   30,752   248,600 SH       SOLE                  248,600      0    0
HEALTHSPRING INC             COM               42224N101   10,581   194,000 SH       SOLE                  194,000      0    0
KINDER MORGAN INC DEL        COM               49456B101    3,725   115,800 SH       SOLE                  115,800      0    0
KINDER MORGAN INC DEL        COM               49456B101   11,366   353,300 SH  PUT  SOLE                  353,300      0    0
MARATHON PETE CORP           COM               56585A102   10,193   306,199 SH       SOLE                  306,199      0    0
MCCORMICK & SCHMICKS SEAFD R COM               579793100    6,763   773,841 SH       SOLE                  773,841      0    0
MCGRAW HILL COS INC          COM               580645109   37,869   842,100 SH       SOLE                  842,100      0    0
MOTOROLA MOBILITY HLDGS INC  COM               620097105   20,845   537,237 SH       SOLE                  537,237      0    0
NETLOGIC MICROSYSTEMS INC    COM               64118B100   21,174   427,147 SH       SOLE                  427,147      0    0
NOVELLUS SYS INC             COM               670008101   13,466   326,126 SH       SOLE                  326,126      0    0
PROGRESS ENERGY INC          COM               743263105   49,897   890,700 SH       SOLE                  890,700      0    0
QUADRA FNX MINING LTD        COM               74733X106   18,487 1,250,000 SH       SOLE                1,250,000      0    0
RSC HOLDINGS INC             COM               74972L102   15,910   860,000 SH       SOLE                  860,000      0    0
RUGGEDCOM INC                COM               78131P201      827    35,000 SH       SOLE                   35,000      0    0
S1 CORPORATION               COM               78463B101   18,731 1,957,300 SH       SOLE                1,957,300      0    0
SEMGROUP CORP                CL A              81663A105    7,375   283,000 SH       SOLE                  283,000      0    0
SONOSITE INC                 COM               83568G104   10,772   200,000 SH       SOLE                  200,000      0    0
SOUTHERN UN CO NEW           COM               844030106   36,744   872,578 SH       SOLE                  872,578      0    0
SUCCESSFACTORS INC           COM               864596101   22,566   566,000 SH       SOLE                  566,000      0    0
TEMPLE INLAND INC            COM               879868107   30,366   957,602 SH       SOLE                  957,602      0    0
TPC GROUP INC                COM               89236Y104    8,947   383,488 SH       SOLE                  383,488      0    0
TRONOX INC                   COM               897051306   27,036   225,300 SH       SOLE                  225,300      0    0
TRONOX INC G 68.56 WRNTS     *W EXP 02/14/2018 897051124    3,672    30,602 SH       SOLE                   30,602      0    0
TRONOX INC W 62.13 WRNTS     *W EXP 02/14/2018 897051116    2,962    24,691 SH       SOLE                   24,691      0    0
VISTEON CORP                 COM NEW           92839U206   25,396   508,524 SH       SOLE                  508,524      0    0
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